Net fee and commission income (Tables)	12 Months Ended
Dec. 31, 2023
Net fee And Commission Income Tables [Line Items]
Disclosure Of Fee And Commission Income Expense Tables Explanatory

For the year ended
USD m 31.12.23 31.12.22 31.12.21
Underwriting fees 568 579 1,463
M&A and corporate finance fees 840 804 1,102
Brokerage fees 3,542 3,484 4,382
Investment fund fees 4,837 4,942 5,790
Portfolio management and related services 10,673 9,059 9,762
Other 3,306 1,920 1,874
Total fee and commission income
1
23,766 20,789 24,372
of which: recurring 15,911 14,229 15,410
of which: transaction-based 7,761 6,492 8,692
of which: performance-based 94 68 269
Fee and commission expense 2,195 1,823 1,985
Net fee and commission income 21,570 18,966 22,387
1 For the

year ended 31 December

2023, reflects third-party

fee and commission

income of USD
13,753
m for Global

Wealth Management, USD
2,733
m for Personal

& Corporate Banking,

USD
3,325 m for Asset
Management, USD 3,955
m for the Investment

Bank, negative USD
128
m for Group Items

and USD
128
m for Non-core and

Legacy (for the year

ended 31 December 2022: USD
12,990
m for Global Wealth

Management,
USD 1,654
m for Personal

& Corporate

Banking, USD
2,840
m for Asset

Management, USD
3,296
m for the

Investment Bank, USD
10
m for Group

Items and USD
0
m for Non-core

and Legacy; for

the year ended
31 December 2021: USD 14,545 m for Global Wealth Management, USD 1,644
m for Personal & Corporate

Banking, USD
3,337 m for Asset Management, USD 4,814 m for the Investment Bank, USD 33 m for Group
Items and USD 0
m for Non-core and Legacy). For the year ended 31 December 2023, Non-core and Legacy (previously reported within Group Functions)

represents a separate reportable segment and Group Functions has been renamed Group Items. Prior periods have been revised to reflect these changes.